Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective	12 Months Ended
Dec. 31, 2023
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’
Effective date issued by IASB	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or noncurrent’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 1, ‘Classification of liabilities as current or noncurrent’
Effective date issued by IASB	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 1, ‘Non-current liabilities with covenants’
Effective date issued by IASB	January 1, 2024
Amendments to IAS 7 and IFRS 7, ‘Supplier finance arrangements’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 7 and IFRS 7, ‘Supplier finance arrangements’
Effective date issued by IASB	January 1, 2024
Amendments to IAS 21, ‘Lack of exchangeability’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 21, ‘Lack of exchangeability’
Effective date issued by IASB	January 1, 2025
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’
Effective date issued by IASB	To be determined by IASB
IFRS 18, “Presentation and disclosure in financial statements” [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	IFRS 18, “Presentation and disclosure in financial statements”
Effective date issued by IASB	January 1, 2027